INVENTORIES (Details) - SEK (kr) kr in Thousands	Apr. 30, 2018	Apr. 30, 2017
Classes of current inventories [abstract]
Raw materials and necessities	kr 3,093	kr 5,581
Work in progress	6,653	8,104
Total	kr 9,746	kr 13,685